Portfolio of Investments
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 10.7%
Diversified Telecommunication Services 1.6%
AT&T, Inc.	332,517	9,480,060
CenturyLink, Inc.	46,094	465,088
Verizon Communications, Inc.	193,122	11,488,828
Total		21,433,976
Entertainment 2.0%
Activision Blizzard, Inc.	36,018	2,915,657
Electronic Arts, Inc.(a)	13,474	1,757,144
Live Nation Entertainment, Inc.(a)	6,630	357,224
Netflix, Inc.(a)	20,585	10,293,118
Take-Two Interactive Software, Inc.(a)	5,336	881,614
Walt Disney Co. (The)	84,335	10,464,287
Total		26,669,044
Interactive Media & Services 5.5%
Alphabet, Inc., Class A(a)	14,019	20,546,247
Alphabet, Inc., Class C(a)	13,697	20,129,111
Facebook, Inc., Class A(a)	112,201	29,385,442
Twitter, Inc.(a)	36,910	1,642,495
Total		71,703,295
Media 1.3%
Charter Communications, Inc., Class A(a)	6,979	4,357,269
Comcast Corp., Class A	212,751	9,841,861
Discovery, Inc., Class A(a)	7,475	162,731
Discovery, Inc., Class C(a)	14,451	283,240
DISH Network Corp., Class A(a)	11,517	334,338
Fox Corp., Class A	16,043	446,477
Fox Corp., Class B	7,309	204,433
Interpublic Group of Companies, Inc. (The)	18,193	303,277
News Corp., Class A	18,154	254,519
News Corp., Class B	5,679	79,392
Omnicom Group, Inc.	10,030	496,485
ViacomCBS, Inc., Class B	26,307	736,859
Total		17,500,881
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.3%
T-Mobile USA, Inc.(a)	27,150	3,104,874
Total Communication Services		140,412,070
Consumer Discretionary 11.4%
Auto Components 0.1%
Aptiv PLC	12,600	1,155,168
BorgWarner, Inc.	9,670	374,616
Total		1,529,784
Automobiles 0.2%
Ford Motor Co.	182,361	1,214,524
General Motors Co.	58,775	1,739,152
Total		2,953,676
Distributors 0.1%
Genuine Parts Co.	6,730	640,494
LKQ Corp.(a)	13,062	362,209
Total		1,002,703
Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	24,170	366,901
Chipotle Mexican Grill, Inc.(a)	1,305	1,623,042
Darden Restaurants, Inc.	6,071	611,592
Domino’s Pizza, Inc.	1,840	782,515
Hilton Worldwide Holdings, Inc.	12,941	1,104,126
Las Vegas Sands Corp.	15,330	715,298
Marriott International, Inc., Class A	12,409	1,148,825
McDonald’s Corp.	34,726	7,622,010
MGM Resorts International	19,105	415,534
Norwegian Cruise Line Holdings Ltd.(a)	12,868	220,171
Royal Caribbean Cruises Ltd.	8,320	538,554
Starbucks Corp.	54,561	4,687,881
Wynn Resorts Ltd.	4,531	325,371
Yum! Brands, Inc.	14,066	1,284,226
Total		21,446,046
Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.4%
D.R. Horton, Inc.	15,448	1,168,332
Garmin Ltd.	6,961	660,321
Leggett & Platt, Inc.	6,182	254,513
Lennar Corp., Class A	12,813	1,046,566
Mohawk Industries, Inc.(a)	2,788	272,081
Newell Brands, Inc.	17,623	302,411
NVR, Inc.(a)	160	653,299
PulteGroup, Inc.	12,514	579,273
Whirlpool Corp.	2,905	534,200
Total		5,470,996
Internet & Direct Marketing Retail 5.2%
Amazon.com, Inc.(a)	19,868	62,558,968
Booking Holdings, Inc.(a)	1,915	3,275,952
eBay, Inc.	31,034	1,616,871
Etsy, Inc.(a)	5,570	677,479
Expedia Group, Inc.	6,335	580,856
Total		68,710,126
Leisure Products 0.0%
Hasbro, Inc.	5,948	492,018
Multiline Retail 0.6%
Dollar General Corp.	11,618	2,435,365
Dollar Tree, Inc.(a)	11,077	1,011,773
Target Corp.	23,363	3,677,804
Total		7,124,942
Specialty Retail 2.5%
Advance Auto Parts, Inc.	3,227	495,345
AutoZone, Inc.(a)	1,093	1,287,161
Best Buy Co., Inc.	10,746	1,195,922
CarMax, Inc.(a)	7,609	699,343
Gap, Inc. (The)	9,585	163,233
Home Depot, Inc. (The)	50,237	13,951,317
L Brands, Inc.	10,895	346,570
Lowe’s Companies, Inc.	35,269	5,849,716
O’Reilly Automotive, Inc.(a)	3,461	1,595,798
Ross Stores, Inc.	16,611	1,550,139
Tiffany & Co.	5,039	583,768
TJX Companies, Inc. (The)	55,959	3,114,118
Common Stocks (continued)
Issuer	Shares	Value ($)
Tractor Supply Co.	5,426	777,763
Ulta Beauty, Inc.(a)	2,632	589,515
Total		32,199,708
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	16,248	255,906
NIKE, Inc., Class B	58,099	7,293,748
PVH Corp.	3,311	197,468
Ralph Lauren Corp.	2,246	152,661
Tapestry, Inc.	12,893	201,518
Under Armour, Inc., Class A(a)	8,794	98,757
Under Armour, Inc., Class C(a)	9,078	89,327
VF Corp.	14,915	1,047,779
Total		9,337,164
Total Consumer Discretionary		150,267,163
Consumer Staples 7.0%
Beverages 1.7%
Brown-Forman Corp., Class B	8,514	641,274
Coca-Cola Co. (The)	180,413	8,906,990
Constellation Brands, Inc., Class A	7,839	1,485,569
Molson Coors Beverage Co., Class B	8,773	294,422
Monster Beverage Corp.(a)	17,227	1,381,605
PepsiCo, Inc.	64,616	8,955,778
Total		21,665,638
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	20,603	7,314,065
Kroger Co. (The)	36,307	1,231,170
Sysco Corp.	23,737	1,476,916
Walgreens Boots Alliance, Inc.	33,564	1,205,619
Walmart, Inc.	64,806	9,067,008
Total		20,294,778
Food Products 1.1%
Archer-Daniels-Midland Co.	25,933	1,205,625
Campbell Soup Co.	9,449	457,048
ConAgra Foods, Inc.	22,798	814,117
General Mills, Inc.	28,515	1,758,805
Hershey Co. (The)	6,881	986,323
Hormel Foods Corp.	13,095	640,215
JM Smucker Co. (The)	5,322	614,797

2	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kellogg Co.	11,839	764,681
Kraft Heinz Co. (The)	30,244	905,808
Lamb Weston Holdings, Inc.	6,778	449,178
McCormick & Co., Inc.	5,785	1,122,868
Mondelez International, Inc., Class A	66,663	3,829,789
Tyson Foods, Inc., Class A	13,737	817,077
Total		14,366,331
Household Products 1.8%
Church & Dwight Co., Inc.	11,539	1,081,320
Clorox Co. (The)	5,891	1,238,111
Colgate-Palmolive Co.	40,013	3,087,003
Kimberly-Clark Corp.	15,920	2,350,747
Procter & Gamble Co. (The)	116,185	16,148,553
Total		23,905,734
Personal Products 0.2%
Estee Lauder Companies, Inc. (The), Class A	10,526	2,297,300
Tobacco 0.7%
Altria Group, Inc.	86,730	3,351,247
Philip Morris International, Inc.	72,677	5,450,048
Total		8,801,295
Total Consumer Staples		91,331,076
Energy 2.0%
Energy Equipment & Services 0.1%
Baker Hughes Co.	30,634	407,126
Halliburton Co.	40,993	493,966
National Oilwell Varco, Inc.	18,117	164,140
Schlumberger NV	64,777	1,007,930
TechnipFMC PLC	19,707	124,351
Total		2,197,513
Oil, Gas & Consumable Fuels 1.9%
Apache Corp.	17,617	166,833
Cabot Oil & Gas Corp.	18,606	323,000
Chevron Corp.	87,151	6,274,872
Concho Resources, Inc.	9,177	404,889
ConocoPhillips Co.	50,052	1,643,708
Devon Energy Corp.	17,870	169,050
Diamondback Energy, Inc.	7,363	221,774
EOG Resources, Inc.	27,177	976,741
Common Stocks (continued)
Issuer	Shares	Value ($)
Exxon Mobil Corp.	197,326	6,774,202
Hess Corp.	12,755	522,062
HollyFrontier Corp.	6,953	137,044
Kinder Morgan, Inc.	90,845	1,120,119
Marathon Oil Corp.	36,845	150,696
Marathon Petroleum Corp.	30,367	890,968
Noble Energy, Inc.	22,615	193,358
Occidental Petroleum Corp.	39,066	391,051
ONEOK, Inc.	20,731	538,591
Phillips 66	20,382	1,056,603
Pioneer Natural Resources Co.	7,667	659,285
Valero Energy Corp.	19,025	824,163
Williams Companies, Inc. (The)	56,631	1,112,799
Total		24,551,808
Total Energy		26,749,321
Financials 9.6%
Banks 3.3%
Bank of America Corp.	355,825	8,571,824
Citigroup, Inc.	97,163	4,188,697
Citizens Financial Group, Inc.	19,920	503,578
Comerica, Inc.	6,486	248,090
Fifth Third Bancorp	33,238	708,634
First Republic Bank	8,030	875,752
Huntington Bancshares, Inc.	47,479	435,382
JPMorgan Chase & Co.	142,230	13,692,482
KeyCorp	45,551	543,423
M&T Bank Corp.	5,985	551,159
People’s United Financial, Inc.	19,820	204,344
PNC Financial Services Group, Inc. (The)	19,813	2,177,647
Regions Financial Corp.	44,807	516,625
SVB Financial Group(a)	2,418	581,819
Truist Financial Corp.	62,890	2,392,965
U.S. Bancorp	63,972	2,293,396
Wells Fargo & Co.	192,275	4,520,385
Zions Bancorp	7,652	223,591
Total		43,229,793

Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.5%
Ameriprise Financial, Inc.(b)	5,609	864,403
Bank of New York Mellon Corp. (The)	38,033	1,306,053
BlackRock, Inc.	6,623	3,732,392
Cboe Global Markets, Inc.	5,075	445,281
Charles Schwab Corp. (The)	54,125	1,960,949
CME Group, Inc.	16,740	2,800,769
E*TRADE Financial Corp.	10,322	516,616
Franklin Resources, Inc.	12,488	254,131
Goldman Sachs Group, Inc. (The)	16,057	3,226,975
Intercontinental Exchange, Inc.	26,190	2,620,309
Invesco Ltd.	17,570	200,474
MarketAxess Holdings, Inc.	1,770	852,414
Moody’s Corp.	7,529	2,182,281
Morgan Stanley	55,922	2,703,829
MSCI, Inc.	3,901	1,391,799
Nasdaq, Inc.	5,369	658,830
Northern Trust Corp.	9,710	757,089
Raymond James Financial, Inc.	5,698	414,586
S&P Global, Inc.	11,250	4,056,750
State Street Corp.	16,446	975,741
T. Rowe Price Group, Inc.	10,595	1,358,491
Total		33,280,162
Consumer Finance 0.5%
American Express Co.	30,440	3,051,610
Capital One Financial Corp.	21,310	1,531,337
Discover Financial Services	14,302	826,369
Synchrony Financial	25,333	662,965
Total		6,072,281
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc., Class B(a)	92,508	19,698,653
Insurance 1.8%
Aflac, Inc.	30,944	1,124,814
Allstate Corp. (The)	14,572	1,371,808
American International Group, Inc.	40,207	1,106,899
Aon PLC, Class A	10,812	2,230,516
Arthur J Gallagher & Co.	8,939	943,780
Assurant, Inc.	2,787	338,091
Common Stocks (continued)
Issuer	Shares	Value ($)
Chubb Ltd.	21,060	2,445,487
Cincinnati Financial Corp.	6,977	543,997
Everest Re Group Ltd.	1,867	368,807
Globe Life, Inc.	4,575	365,543
Hartford Financial Services Group, Inc. (The)	16,715	616,115
Lincoln National Corp.	8,475	265,522
Loews Corp.	11,126	386,628
Marsh & McLennan Companies, Inc.	23,640	2,711,508
MetLife, Inc.	36,006	1,338,343
Principal Financial Group, Inc.	11,911	479,656
Progressive Corp. (The)	27,324	2,586,763
Prudential Financial, Inc.	18,431	1,170,737
Travelers Companies, Inc. (The)	11,812	1,277,940
Unum Group	9,504	159,952
Willis Towers Watson PLC	6,014	1,255,843
WR Berkley Corp.	6,560	401,144
Total		23,489,893
Total Financials		125,770,782
Health Care 14.1%
Biotechnology 2.1%
AbbVie, Inc.	82,361	7,214,000
Alexion Pharmaceuticals, Inc.(a)	10,233	1,170,962
Amgen, Inc.	27,335	6,947,464
Biogen, Inc.(a)	7,392	2,096,963
Gilead Sciences, Inc.	58,511	3,697,310
Incyte Corp.(a)	8,673	778,315
Regeneron Pharmaceuticals, Inc.(a)	4,880	2,731,726
Vertex Pharmaceuticals, Inc.(a)	12,160	3,308,979
Total		27,945,719
Health Care Equipment & Supplies 3.9%
Abbott Laboratories	82,631	8,992,732
ABIOMED, Inc.(a)	2,098	581,272
Align Technology, Inc.(a)	3,343	1,094,364
Baxter International, Inc.	23,627	1,900,083
Becton Dickinson and Co.	13,525	3,146,997
Boston Scientific Corp.(a)	66,770	2,551,282
Cooper Companies, Inc. (The)	2,298	774,702
Danaher Corp.	29,467	6,345,129
Dentsply Sirona, Inc.	10,193	445,740

4	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
DexCom, Inc.(a)	4,470	1,842,668
Edwards Lifesciences Corp.(a)	29,017	2,316,137
Hologic, Inc.(a)	12,087	803,423
IDEXX Laboratories, Inc.(a)	3,965	1,558,681
Intuitive Surgical, Inc.(a)	5,458	3,872,669
Medtronic PLC	62,729	6,518,798
ResMed, Inc.	6,764	1,159,552
STERIS PLC	3,970	699,474
Stryker Corp.	15,253	3,178,268
Teleflex, Inc.	2,170	738,711
Varian Medical Systems, Inc.(a)	4,254	731,688
West Pharmaceutical Services, Inc.	3,450	948,405
Zimmer Biomet Holdings, Inc.	9,663	1,315,521
Total		51,516,296
Health Care Providers & Services 2.6%
AmerisourceBergen Corp.	6,858	664,677
Anthem, Inc.	11,733	3,151,367
Cardinal Health, Inc.	13,651	640,915
Centene Corp.(a)	27,043	1,577,418
Cigna Corp.	17,142	2,904,026
CVS Health Corp.	61,075	3,566,780
DaVita, Inc.(a)	3,515	301,060
HCA Healthcare, Inc.	12,302	1,533,813
Henry Schein, Inc.(a)	6,667	391,886
Humana, Inc.	6,179	2,557,426
Laboratory Corp. of America Holdings(a)	4,542	855,122
McKesson Corp.	7,568	1,127,102
Quest Diagnostics, Inc.	6,269	717,738
UnitedHealth Group, Inc.	44,349	13,826,688
Universal Health Services, Inc., Class B	3,629	388,376
Total		34,204,394
Health Care Technology 0.1%
Cerner Corp.	14,255	1,030,494
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	14,393	1,452,829
Bio-Rad Laboratories, Inc., Class A(a)	1,000	515,460
Illumina, Inc.(a)	6,818	2,107,308
IQVIA Holdings, Inc.(a)	8,927	1,407,163
Common Stocks (continued)
Issuer	Shares	Value ($)
Mettler-Toledo International, Inc.(a)	1,116	1,077,777
PerkinElmer, Inc.	5,220	655,162
Thermo Fisher Scientific, Inc.	18,459	8,150,018
Waters Corp.(a)	2,891	565,711
Total		15,931,428
Pharmaceuticals 4.2%
Bristol-Myers Squibb Co.	105,189	6,341,845
Catalent, Inc.(a)	7,660	656,156
Eli Lilly and Co.	37,045	5,483,401
Johnson & Johnson	122,868	18,292,588
Merck & Co., Inc.	118,042	9,791,584
Mylan NV(a)	24,126	357,789
Perrigo Co. PLC	6,373	292,584
Pfizer, Inc.	259,335	9,517,594
Zoetis, Inc.	22,179	3,667,741
Total		54,401,282
Total Health Care		185,029,613
Industrials 8.2%
Aerospace & Defense 1.6%
Boeing Co. (The)	24,763	4,092,333
General Dynamics Corp.	10,845	1,501,273
Howmet Aerospace, Inc.	18,316	306,244
Huntington Ingalls Industries, Inc.	1,892	266,299
L3Harris Technologies, Inc.	10,087	1,713,176
Lockheed Martin Corp.	11,484	4,401,588
Northrop Grumman Corp.	7,232	2,281,624
Raytheon Technologies Corp.	71,294	4,102,257
Teledyne Technologies, Inc.(a)	1,720	533,561
Textron, Inc.	10,639	383,961
TransDigm Group, Inc.	2,526	1,200,153
Total		20,782,469
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	6,291	642,877
Expeditors International of Washington, Inc.	7,825	708,319
FedEx Corp.	11,250	2,829,600
United Parcel Service, Inc., Class B	32,996	5,498,124
Total		9,678,920

Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 0.2%
Alaska Air Group, Inc.	5,771	211,392
American Airlines Group, Inc.	23,738	291,740
Delta Air Lines, Inc.	29,768	910,305
Southwest Airlines Co.	27,526	1,032,225
United Airlines Holdings, Inc.(a)	13,584	472,044
Total		2,917,706
Building Products 0.5%
Allegion PLC	4,308	426,104
AO Smith Corp.	6,315	333,432
Carrier Global Corp.	37,994	1,160,337
Fortune Brands Home & Security, Inc.	6,444	557,535
Johnson Controls International PLC	34,729	1,418,679
Masco Corp.	12,208	673,027
Trane Technologies PLC	11,168	1,354,120
Total		5,923,234
Commercial Services & Supplies 0.4%
Cintas Corp.	4,058	1,350,624
Copart, Inc.(a)	9,645	1,014,268
Republic Services, Inc.	9,806	915,390
Rollins, Inc.	6,879	372,773
Waste Management, Inc.	18,141	2,053,017
Total		5,706,072
Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	6,074	563,485
Quanta Services, Inc.	6,443	340,577
Total		904,062
Electrical Equipment 0.5%
AMETEK, Inc.	10,713	1,064,872
Eaton Corp. PLC	18,677	1,905,615
Emerson Electric Co.	27,890	1,828,747
Rockwell Automation, Inc.	5,416	1,195,203
Total		5,994,437
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 1.1%
3M Co.	26,885	4,306,439
General Electric Co.	408,506	2,544,993
Honeywell International, Inc.	32,756	5,391,965
Roper Technologies, Inc.	4,884	1,929,717
Total		14,173,114
Machinery 1.6%
Caterpillar, Inc.	25,271	3,769,170
Cummins, Inc.	6,895	1,455,948
Deere & Co.	14,629	3,242,225
Dover Corp.	6,724	728,478
Flowserve Corp.	6,078	165,869
Fortive Corp.	15,733	1,199,012
IDEX Corp.	3,520	642,083
Illinois Tool Works, Inc.	13,429	2,594,617
Ingersoll Rand, Inc.(a)	17,320	616,592
Otis Worldwide Corp.	19,002	1,186,105
PACCAR, Inc.	16,155	1,377,699
Parker-Hannifin Corp.	6,002	1,214,445
Pentair PLC	7,744	354,443
Snap-On, Inc.	2,547	374,740
Stanley Black & Decker, Inc.	7,457	1,209,525
Westinghouse Air Brake Technologies Corp.	8,350	516,698
Xylem, Inc.	8,395	706,187
Total		21,353,836
Professional Services 0.3%
Equifax, Inc.	5,672	889,937
IHS Markit Ltd.	17,404	1,366,388
Nielsen Holdings PLC	16,648	236,068
Robert Half International, Inc.	5,355	283,494
Verisk Analytics, Inc.	7,583	1,405,206
Total		4,181,093
Road & Rail 1.0%
CSX Corp.	35,701	2,772,896
JB Hunt Transport Services, Inc.	3,886	491,113
Kansas City Southern	4,401	795,833
Norfolk Southern Corp.	11,905	2,547,551

6	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Old Dominion Freight Line, Inc.	4,490	812,331
Union Pacific Corp.	31,678	6,236,448
Total		13,656,172
Trading Companies & Distributors 0.2%
Fastenal Co.	26,766	1,206,879
United Rentals, Inc.(a)	3,367	587,542
W.W. Grainger, Inc.	2,099	748,860
Total		2,543,281
Total Industrials		107,814,396
Information Technology 27.9%
Communications Equipment 0.8%
Arista Networks, Inc.(a)	2,554	528,499
Cisco Systems, Inc.	197,568	7,782,203
F5 Networks, Inc.(a)	2,858	350,877
Juniper Networks, Inc.	15,478	332,777
Motorola Solutions, Inc.	7,923	1,242,406
Total		10,236,762
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	13,925	1,507,660
CDW Corp.	6,660	796,070
Corning, Inc.	35,515	1,151,041
FLIR Systems, Inc.	6,122	219,474
IPG Photonics Corp.(a)	1,669	283,680
Keysight Technologies, Inc.(a)	8,738	863,139
TE Connectivity Ltd.	15,401	1,505,294
Zebra Technologies Corp., Class A(a)	2,490	628,625
Total		6,954,983
IT Services 5.6%
Accenture PLC, Class A	29,693	6,710,321
Akamai Technologies, Inc.(a)	7,589	838,888
Automatic Data Processing, Inc.	20,066	2,799,006
Broadridge Financial Solutions, Inc.	5,372	709,104
Cognizant Technology Solutions Corp., Class A	25,305	1,756,673
DXC Technology Co.	11,859	211,683
Fidelity National Information Services, Inc.	28,912	4,256,136
Fiserv, Inc.(a)	25,939	2,673,014
FleetCor Technologies, Inc.(a)	3,924	934,304
Gartner, Inc.(a)	4,166	520,542
Common Stocks (continued)
Issuer	Shares	Value ($)
Global Payments, Inc.	13,967	2,480,260
International Business Machines Corp.	41,561	5,056,727
Jack Henry & Associates, Inc.	3,578	581,747
Leidos Holdings, Inc.	6,240	556,296
MasterCard, Inc., Class A	41,225	13,941,058
Paychex, Inc.	14,953	1,192,801
PayPal Holdings, Inc.(a)	54,754	10,788,181
VeriSign, Inc.(a)	4,722	967,302
Visa, Inc., Class A	78,684	15,734,439
Western Union Co. (The)	19,181	411,049
Total		73,119,531
Semiconductors & Semiconductor Equipment 5.0%
Advanced Micro Devices, Inc.(a)	54,788	4,492,068
Analog Devices, Inc.	17,243	2,012,948
Applied Materials, Inc.	42,626	2,534,116
Broadcom, Inc.	18,767	6,837,193
Intel Corp.	198,487	10,277,657
KLA Corp.	7,251	1,404,809
Lam Research Corp.	6,798	2,255,236
Maxim Integrated Products, Inc.	12,457	842,218
Microchip Technology, Inc.	11,783	1,210,821
Micron Technology, Inc.(a)	51,852	2,434,970
NVIDIA Corp.	28,799	15,586,595
Qorvo, Inc.(a)	5,330	687,623
QUALCOMM, Inc.	52,660	6,197,029
Skyworks Solutions, Inc.	7,796	1,134,318
Teradyne, Inc.	7,750	615,815
Texas Instruments, Inc.	42,744	6,103,416
Xilinx, Inc.	11,398	1,188,127
Total		65,814,959
Software 9.1%
Adobe, Inc.(a)	22,390	10,980,728
ANSYS, Inc.(a)	4,007	1,311,211
Autodesk, Inc.(a)	10,233	2,363,925
Cadence Design Systems, Inc.(a)	13,013	1,387,576
Citrix Systems, Inc.	5,764	793,761
Fortinet, Inc.(a)	6,268	738,433
Intuit, Inc.	12,216	3,984,981
Microsoft Corp.	353,175	74,283,298

Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
NortonLifeLock, Inc.	27,586	574,892
Oracle Corp.	90,219	5,386,074
Paycom Software, Inc.(a)	2,290	712,877
Salesforce.com, Inc.(a)	42,470	10,673,561
ServiceNow, Inc.(a)	8,950	4,340,750
Synopsys, Inc.(a)	7,081	1,515,192
Tyler Technologies, Inc.(a)	1,880	655,293
Total		119,702,552
Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc.(c)	750,272	86,889,000
Hewlett Packard Enterprise Co.	60,035	562,528
HP, Inc.	64,097	1,217,202
NetApp, Inc.	10,356	454,007
Seagate Technology PLC	10,419	513,344
Western Digital Corp.	14,119	516,050
Xerox Holdings Corp.	8,355	156,823
Total		90,308,954
Total Information Technology		366,137,741
Materials 2.6%
Chemicals 1.8%
Air Products & Chemicals, Inc.	10,312	3,071,532
Albemarle Corp.	4,966	443,364
Celanese Corp., Class A	5,524	593,554
CF Industries Holdings, Inc.	9,984	306,609
Corteva, Inc.	34,934	1,006,449
Dow, Inc.	34,584	1,627,177
DuPont de Nemours, Inc.	34,243	1,899,802
Eastman Chemical Co.	6,314	493,250
Ecolab, Inc.	11,591	2,316,345
FMC Corp.	6,047	640,438
International Flavors & Fragrances, Inc.	4,986	610,536
Linde PLC	24,522	5,839,424
LyondellBasell Industries NV, Class A	12,001	845,950
Mosaic Co. (The)	16,095	294,056
PPG Industries, Inc.	11,017	1,344,955
Sherwin-Williams Co. (The)	3,825	2,665,030
Total		23,998,471
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,904	683,485
Vulcan Materials Co.	6,181	837,773
Total		1,521,258
Containers & Packaging 0.4%
Amcor PLC	73,200	808,860
Avery Dennison Corp.	3,893	497,681
Ball Corp.	15,240	1,266,749
International Paper Co.	18,349	743,869
Packaging Corp. of America	4,427	482,764
Sealed Air Corp.	7,262	281,838
WestRock Co.	12,117	420,945
Total		4,502,706
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	67,777	1,060,032
Newmont Corp.	37,479	2,378,043
Nucor Corp.	14,086	631,898
Total		4,069,973
Total Materials		34,092,408
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.6%
Alexandria Real Estate Equities, Inc.	5,474	875,840
American Tower Corp.	20,697	5,003,086
Apartment Investment & Management Co., Class A	6,947	234,253
AvalonBay Communities, Inc.	6,567	980,716
Boston Properties, Inc.	6,611	530,863
Crown Castle International Corp.	19,588	3,261,402
Digital Realty Trust, Inc.	12,557	1,842,865
Duke Realty Corp.	17,290	638,001
Equinix, Inc.	4,131	3,140,097
Equity Residential	15,980	820,253
Essex Property Trust, Inc.	3,047	611,807
Extra Space Storage, Inc.	6,019	643,973
Federal Realty Investment Trust	3,212	235,889
Healthpeak Properties, Inc.	25,120	682,008
Host Hotels & Resorts, Inc.	32,910	355,099
Iron Mountain, Inc.	13,452	360,379
Kimco Realty Corp.	20,188	227,317

8	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mid-America Apartment Communities, Inc.	5,335	618,593
Prologis, Inc.	34,473	3,468,673
Public Storage	7,096	1,580,421
Realty Income Corp.	16,098	977,954
Regency Centers Corp.	7,360	279,827
SBA Communications Corp.	5,226	1,664,377
Simon Property Group, Inc.	14,276	923,372
SL Green Realty Corp.	3,420	158,585
UDR, Inc.	13,772	449,105
Ventas, Inc.	17,412	730,608
Vornado Realty Trust	7,316	246,622
Welltower, Inc.	19,474	1,072,823
Weyerhaeuser Co.	34,832	993,409
Total		33,608,217
Real Estate Management & Development 0.0%
CBRE Group, Inc., Class A(a)	15,649	735,033
Total Real Estate		34,343,250
Utilities 2.9%
Electric Utilities 1.8%
Alliant Energy Corp.	11,652	601,826
American Electric Power Co., Inc.	23,152	1,892,213
Duke Energy Corp.	34,323	3,039,645
Edison International	17,651	897,377
Entergy Corp.	9,348	921,058
Evergy, Inc.	10,589	538,133
Eversource Energy	15,994	1,336,299
Exelon Corp.	45,481	1,626,401
FirstEnergy Corp.	25,298	726,305
NextEra Energy, Inc.	22,847	6,341,413
NRG Energy, Inc.	11,398	350,375
Pinnacle West Capital Corp.	5,251	391,462
PPL Corp.	35,881	976,322
Southern Co. (The)	49,285	2,672,233
Xcel Energy, Inc.	24,517	1,691,918
Total		24,002,980
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.0%
Atmos Energy Corp.	5,760	550,598
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	31,042	562,171
Multi-Utilities 0.9%
Ameren Corp.	11,528	911,634
CenterPoint Energy, Inc.	25,428	492,032
CMS Energy Corp.	13,356	820,192
Consolidated Edison, Inc.	15,606	1,214,147
Dominion Energy, Inc.	39,209	3,094,766
DTE Energy Co.	8,996	1,034,900
NiSource, Inc.	17,872	393,184
Public Service Enterprise Group, Inc.	23,603	1,296,041
Sempra Energy	13,503	1,598,215
WEC Energy Group, Inc.	14,724	1,426,755
Total		12,281,866
Water Utilities 0.1%
American Water Works Co., Inc.	8,458	1,225,395
Total Utilities		38,623,010
Total Common Stocks (Cost $860,718,811)		1,300,570,830

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(b),(d)	13,833,867	13,832,484
Total Money Market Funds (Cost $13,833,599)		13,832,484
Total Investments in Securities (Cost: $874,552,410)		1,314,403,314
Other Assets & Liabilities, Net		(157,886)
Net Assets		1,314,245,428

At September 30, 2020, securities and/or cash totaling $1,598,178 were pledged as collateral.
Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2020 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	85	12/2020	USD	14,246,000	130,094	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	949,340	43,291	(13,009)	(115,219)	864,403	59,715	17,933	5,609
Columbia Short-Term Cash Fund, 0.136%
	6,977,669	118,646,361	(111,790,563)	(983)	13,832,484	8,828	58,074	13,833,867
Total	7,927,009			(116,202)	14,696,887	68,543	76,007

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2020.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2020